5. Fixed Assets - Fixed Assets (Details) - Quarterly (USD $)	Mar. 31, 2014	Dec. 31, 2013
Less: Accumulated depreciation		$ 228
Property and equipment, net		1,294
Quarterly Member
Less: Accumulated depreciation	$ 460	$ 228